Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Revenue Recognition Accounts Receivable And Concentration Of Credit Risk [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
June 30, 2015
Accounts receivable	$2,616
Less:
Estimated allowance for uncollectible amounts	(1,538)
Accounts receivable, net	$1,078

We entered the urgent and primary care business in May 2014.
2014
Accounts receivable	$2,434
Less:
Estimated allowance for uncollectible amounts	(847)
Accounts receivable, net	$1,587

Schedule of Revenue Sources, Health Care Organization [Table Text Block]
June 30, 2015
Gross revenue	$10,119
Less:
Provision for contractual adjustments and estimated uncollectible amounts	(5,093)
Net revenue	$5,026

2014
Gross revenue	$7,259
Less:
Provision for contractual adjustments and estimated uncollectible amounts	(3,353)
Net revenue	$3,906

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The following is a summary of the approximate amounts of our net revenue and accounts receivable attributable to HealthSmart as of the dates and for the periods presented:

	As of June 30, 2015	Period ended June 30, 2015				As of June 30, 2014	Period ended June 30, 2014
		Three months		Six months			Three months		Six months
	Accounts Receivable	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Accounts Receivable	Revenue	% of Total Revenue	Revenue	% of Total Revenue
HealthSmart Preferred Care II, L.P.	$557	$2,056	25%	$3,873	23%	$1,029	$2,312	39%	$3,544	32%

The following is a summary of the approximate amounts of our net revenue and accounts receivable attributable to our significant clients as of the dates and for the periods presented:

	2014			2013
	Accounts Receivable	Net Revenue	% of Total Revenue	Accounts Receivable	Net Revenue	% of Total Revenue
HealthSmart Preferred Care II, L.P.	$870	$7,764	34%	$532	$5,905	22%
HealthMarkets, Inc.	244	1,967	9%	252	3,599	13%
Benefit Administrative Systems, LLC	179	1,818	8%	148	2,618	10%